Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Consolidated Statements of Financial Position
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 31 December 2025 and 31 December 2024 are as follows:

	31 December 2025	31 December 2024
Senior Secured First Lien Term Loan Facility	1,031,565	990,744
2025 Convertible Bonds	68,367	—
Senior Term Loan Facility	96,719	—
Other borrowings	102,417	77,840
Total outstanding borrowings, net of debt issue costs	1,299,068	1,068,584
Less: current portion of borrowings	(36,921)	(32,702)
Total non-current borrowings	1,262,147	1,035,882

Schedule of Movements in Outstanding Borrowings Explanatory
Movements in the Group’s outstanding borrowings during the year ended 31 December 2025 are as follows:

2025
Borrowings, net at 1 January	1,068,584
Recognition of deferred debt issue costs	(8,633)
Accretion/derecognition of borrowings discount	158
Recognition of new borrowings discount	(35,620)
Net gain on modification and extinguishment	(17,703)
Proceeds from new borrowings	233,482
New borrowings through refinancing	179,547
Borrowings acquired in business combination[1]	13,523
Repayments of borrowings	(25,419)
Settlement of borrowings through refinancing	(173,380)
Premiums and fees from repayments of borrowings	(2,697)
Accrued interest	57,348
Amortization of deferred debt issue costs	9,208
Foreign currency exchange difference	670
Borrowings, net at 31 December	1,299,068
[1] Borrowings assumed through the acquisition of Ivers Lee (refer to Note 1.3).

The table below details the changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated cash flow statement as cash flows from financing activities.

	1 January 2025	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to equity	31 December 2025
2025 Convertible Bonds	—	108,000	(4,171)	(35,462)	—	—	—	68,367
Senior Term Loan Facility	—	100,000	(3,281)	—	—	—	—	96,719
Senior Secured First Lien Term Loan Facility	990,744	(6,807)	4,878	(14,555)	57,305			1,031,565
Other borrowings	77,840	19,057	—	—	54	207	—	97,158
Factoring	—	4,807	—	—	(11)	463	—	5,259
Borrowings, net	1,068,584	225,057	(2,574)	(50,017)	57,348	670		1,299,068
(a)This represents the proceeds from the 2025 Convertibles Bonds and the Senior Term Loan Facility, the debt assumed through the Ivers Lee acquisition (see Note 1.3), and the repayment from the amendment of the Secured Loan Facility in the cash flow statement as described above.
(b)Other changes include PIK interest, interest accruals and effects of interest payments from the Secured Loan Facility.

	1 January 2024	Financing Cash flows (a)	Capitalized loan cost changes	Fair value changes, including accretion	Other changes (b)	Foreign exchange impact	Conversion to equity	31 December 2024
2022 Convertible Bonds and Aztiq Convertible Bonds	236,577	(116,108)	761	80,829	21,454	(2,777)	(220,736)	—
Senior Bonds	549,411	(550,755)	—	1,344	—	—	—	—
Senior Secured First Lien Term Loan Facility	—	927,899	2,852		59,993			990,744
Other borrowings	97,615	(19,760)	—	—	(15)	—	—	77,840
Alvogen Facility	76,556	(83,330)	—	—	6,773	—	—	—
Borrowings, net	960,159	157,945	3,614	82,174	88,205	(2,777)	(220,736)	1,068,584
(a)This represents the proceeds from the Secured Loan Facility and the repayments of the existing borrowings in the cash flow statement as described above.
(b)Other changes include interest accruals and effects of interest payments including $60 million PIK interest from the Secured Loan Facility and $15.1 million of PIK interest converted to equity following the settlement of existing debt obligations.

Schedule of Maturities of Outstanding Borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 31 December 2025 are as follows:

31 December 2025
Within one year	36,921
Within two years	120,840
Within three years	21,016
Within four years	1,051,257
Thereafter	154,071
1,384,105